Financial risk management - Schedule of Probability of Default Loans and Advances (Details)	12 Months Ended
Dec. 31, 2023
Retail | RMS 1–3 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.00%
Retail | RMS 1–3 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.80%
Retail | RMS 4–6 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.81%
Retail | RMS 4–6 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	4.50%
Retail | RMS 7–9 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	4.51%
Retail | RMS 7–9 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	14.00%
Retail | RMS 10 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	14.01%
Retail | RMS 10 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.00%
Retail | RMS 11–13 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.01%
Retail | RMS 11–13 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	99.99%
Retail | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	100.00%
Commercial | CMS 1–5 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.00%
Commercial | CMS 1–5 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.10%
Commercial | CMS 6–10 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.101%
Commercial | CMS 6–10 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.50%
Commercial | CMS 11–14 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.501%
Commercial | CMS 11–14 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	3.00%
Commercial | CMS 15–18 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	3.001%
Commercial | CMS 15–18 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.00%
Commercial | CMS 19 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.001%
Commercial | CMS 19 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	99.999%
Commercial | CMS 20–23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	100.00%